Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings including non-controlling interests for the year	$ 94	$ 522
Translation adjustments
Change in foreign currency translation of foreign subsidiaries	96	(43)
Change in foreign currency translation related to net investment hedging activities	(58)	33
Cash flow hedges
Change in fair value of foreign exchange forward contracts	(2)	1
Change in fair value of interest rate swaps	1	0
Change in fair value of commodity derivative financial instruments	6	1
Equity investment	0	(1)
Share of other comprehensive income of associates	0	21
Recovery of (provision for) income taxes	2	(13)
Other comprehensive income that may be reclassified to earnings, net of tax	45	(1)
Items that are not released to earnings
Actuarial loss on employee future benefits	(16)	(13)
Recovery of income taxes	4	3
Other comprehensive income that will be classified as retained earnings, net of tax	(12)	(10)
Other comprehensive income (loss)	33	(11)
Comprehensive income including non-controlling interests for the year	127	511
Comprehensive income attributable to non-controlling interests for the year	45	18
Comprehensive income attributable to Shareholders for the year	$ 82	$ 493